Right-of-use assets and lease liabilities (Table)	12 Months Ended
Dec. 31, 2019
Right-of-use assets and lease liabilities
Summary of information about right-of-use assets

	Floating		Naval facilities
	production		and related logistic	Motorway concessions	Oil and gas
	storage and		bases for oil	and service	distribution
€ million)	offloading vessels (FPSO)	Drilling rig	and gas transportation	stations	facilities	Office buildings	Vehicles	Other	Total
First adoption IFRS 16	3,294	346	569	462	7	720	43	215	5,656
Reclassifications	—	—	—	30	—	—	—	16	46
Reclassifications to assets held for sale	—	—	—	—	—	—	—	(13)	(13)
Net carrying amount at January 1, 2019	3,294	346	569	492	7	720	43	218	5,689
Additions	32	192	219	54	1	108	22	56	684
Depreciation(a)	(240)	(224)	(272)	(61)	(1)	(115)	(23)	(63)	(999)
Impairment losses	—	—	—	(13)	—	—	—	(28)	(41)
Currency translation differences	67	6	4	2	—	3	—	3	85
Other changes	—	(7)	(23)	(14)	(1)	(9)	(10)	(5)	(69)
Net carrying amount at December 31, 2019	3,153	313	497	460	6	707	32	181	5,349
Gross carrying amount	3,393	528	757	532	7	806	54	274	6,351
Provisions for depreciation and impairment	240	215	260	72	1	99	22	93	1,002

(a) Before capitalization of depreciation for tangible and intangible assets

Summary of information about liabilities for leased assets

Liabilities for leased assets were as follows:

	Current portion
	of long-term	Long-term
(€ million)	lease liabilities	lease liabilities	Total
First adoption IFRS 16	665	4,991	5,656
Reclassifications	132	36	168
Reclassifications to liabilities directly associated with assets held for sale	(3)	(10)	(13)
Carrying amount at January 1, 2019	794	5,017	5,811
Additions	—	668	668
Decreases	(875)	(2)	(877)
Currency translation differences	10	77	87
Other changes	960	(1,001)	(41)
Carrying amount at December 31, 2019	889	4,759	5,648

Summary of amounts recognized in the profit and loss account for leases

The amounts recognised in the profit and loss account consist of the following:

2019
(€ million)
Other income and revenues
Income from remeasurement of lease liabilitiy	6
6
Purchases, services and other
Short-term leases	115
Low-value leases	39
Variable lease payments not included in the measurement of lease liabilities	16
Capitalised direct cost associated with self-constructed assets - tangible assets	(2)
168
Depreciation and impairments
Depreciation of RoU leased assets	999
Capitalised direct cost associated with self-constructed assets - tangible assets	(210)
Impairment losses of RoU leased assets	41
830
Finance income (expense) from leases
Interests on lease liabilities	(378)
Capitalised finance expense of ROU leased assets - tangible assets	17
Net currency translation differences on lease liabilities	(6)
(367)